SECURITIES	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
SECURITIES

3.           SECURITIES

The amortized cost and estimated fair values of securities available-for-sale are as follows:

	September 30, 2011
		Gross	Gross	Estimated
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value

Mortgage-backed securities:
Government National Mortgage Association	$1,772	$61	$—	$1,833
Federal Home Loan Mortgage Corporation	3,343	91	—	3,434
Federal National Mortgage Association	16,367	812	—	17,179
	21,482	964	—	22,446
CMO’s:
Government National Mortgage Association	1,987	196	—	2,183
Marketable equity securities	386	136	(3)	519
	$23,855	$1,296	$(3)	$25,148

	September 30, 2010
		Gross	Gross	Estimated
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value

Mortgage-backed securities:
Government National Mortgage Association	$2,039	$59	$—	$2,098
Federal Home Loan Mortgage Corporation	4,974	135	—	5,109
Federal National Mortgage Association	4,448	221	—	4,669
	11,461	415	—	11,876
CMO’s:
Government National Mortgage Association	2,474	178	—	2,652
Marketable equity securities	372	96	—	468
	$14,307	$689	$—	$14,996

The amortized cost and estimated fair values of securities held-to-maturity are as follows:

	September 30, 2011
		Gross	Gross	Estimated
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Investment securities:
Time deposits other banks	47,975	—	—	47,975
Mortgage-backed securities:
Federal National Mortgage Association	24,200	1,194	(1)	25,393
Federal Home Loan Mortgage Corporation	5,530	451	—	5,981
Private Label	1,377	367	(102)	1,642
CMOs:
Federal Home Loan Mortgage Corporation	129	1	—	130
Federal National Mortgage Association	1,067	52	—	1,119
Private Label	320	300	(1)	619
	$80,598	$2,365	$(104)	$82,859

	September 30, 2010
		Gross	Gross	Estimated
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Investment securities:
Federal Home Loan Bank	$5,000	$3	$—	$5,003
Time deposits other banks	24,219	—	—	24,219
Mortgage-backed securities:
Federal National Mortgage Association	17,873	1,069	—	18,942
Federal Home Loan Mortgage Corporation	7,918	577	—	8,495
Private Label	1,841	291	(217)	1,915
CMOs:
Federal Home Loan Mortgage Corporation	197	2	—	199
Federal National Mortgage Association	1,343	67	—	1,410
Private Label	1,175	361	(8)	1,528
	$59,566	$2,370	$(225)	$61,711

Details concerning securities with unrealized losses as of September 30, 2011 are as follows:

	Securities with losses		Securities with losses
	under 12 months		over 12 months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
Available-for-Sale

Marketable equity securities	7	(3)	—	—	7	(3)
	$7	$(3)	$—	$—	$7	$(3)

	Securities with losses		Securities with losses
	under 12 months		over 12 months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
Held-to-Maturity

Mortgage backed securities:
Private Label	$231	$(13)	$499	$(89)	$730	$(102)
Federal National Mortgage Association	199	(1)	—	—	199	(1)
CMOs:
Private label	48	(1)	—	—	48	(1)
	$478	$(15)	$499	$(89)	$977	$(104)

 The Company has 411 investments at September 30, 2011 of which 30 had unrealized losses. These unrealized losses generally result from changes in market interest rates and as a result of the disruption in the existing mortgage securities market due to illiquidity in certain sectors of that market.  The unrealized losses associated with investment securities issued by government sponsored enterprises (GSEs) are caused by changes in interest rates and are not considered credit related since the contractual cash flows of these investments are guaranteed by these agencies.

GSEs have access to additional capital and liquidity resources from the U.S. Treasury, which indicates that they will be able to honor their guarantees, related to the contractual cash flows of the mortgage-backed securities (MBS) that they have issued.  In the case of securities issued by the Government National Mortgage Association, the securities are fully guaranteed by the U.S. Government.

For each private label security, the duration of the impairment, credit support and cash flows were assessed to determine whether the security was temporarily or other than temporarily impaired.  Management evaluates the actual mortgage delinquencies, foreclosures, and real estate owned for eachsecurity, as well as future expected losses in the underlying mortgage collateral to determine if there is a high probability for expected losses and contractual shortfalls of interest or principal, which could warrant  recognition of other than temporary impairment.  Based upon its evaluation, the Company determined that some securities have been other-than-temporarily impaired. Consequently, during 2011 the value of these securities has been reduced with a corresponding charge to earnings of $286 which represents the credit portion of the loss. The remaining balances of the private label securities have been determined to have sufficient credit support and cash flows to repay the remaining principal of the security.

Details concerning securities with unrealized losses as of September 30, 2010 are as follows:

There were no available-for-sale securities with unrealized losses as of September 30, 2010.

	Securities with losses		Securities with losses
	under 12 months		over 12 months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	Value	losses
Held-to-maturity

Investment securities:
Private Label	$53	$(18)	$809	$(199)	$862	$(217)
CMOs:
Private Label	368	(6)	8	(2)	376	(8)
	$421	$(24)	$817	$(201)	$1,238	$(225)

The Company had 316 investments at September 30, 2010 of which 31 had unrealized losses. These unrealized losses generally result from changes in market interest rates and as a result of the disruption in the existing mortgage securities market due to illiquidity in certain sectors of that market.  The unrealized losses associated with investment securities issued by government sponsored enterprises (GSE’s) are caused by changes in interest rates and are not considered credit related since the contractual cash flows of these investments are guaranteed by these agencies.

For each private label security, duration of the impairment, credit support and cash flows were assessed to determine whether the security was temporarily or other than temporarily impaired.  Management evaluates the actual mortgage delinquencies, foreclosures, and real estate owned for each security, as well as future expected losses in the underlying mortgage collateral to determine if there is a high probability for expected losses and contractual shortfalls of interest or principal, which could warrant recognition of other than temporary impairment.  Based upon its evaluation, the Company determined that some securities have been other-than-temporarily impaired. Consequently, during 2010 the value of these securities has been reduced with a corresponding charge to earnings of $177 which represents the credit portion of the loss. The remaining balances of the private label securities have been determined to have sufficient credit support and cash flows to repay the remaining principal of the security.

In September 2010, the Company redeemed, and recognized an immaterial gain on its investment in the unit investment trust which consisted of common stock in 16 community banks located around the nation and three single issue bank common stocks, typically obtained in mutual to stock thrift conversions.

At September 30, 2011 and 2010, securities with a cost of approximately $19,550 and $19,350 were pledged to secure deposits and advances from the Federal Home Loan Bank of Dallas as required or permitted by law.

The amortized cost and estimated fair value of available-for-sale securities by contractual maturity at September 30, 2011, has not been presented due to the investment in mortgage-backed securities.  Actual maturities of these securities will differ from contractual maturities because borrowers may have the right to call or prepay obligations without call or prepayment penalties.

The amortized cost and estimated fair value of held-to-maturity securities by contractual maturity at September 30, 2011, is shown below.  Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due within one year	$19,933	$19,933
Due after one year but within five years	28,042	28,042
Total	47,975	47,975

Mortgage-backed securities	32,623	34,884
	$80,598	$82,859

The following table presents a roll-forward of the amount of credit losses on the Company’s investment securities recognized in earnings for the years ended September 30, 2011 and 2010.

Beginning balance of credit losses at October 1, 2010*	$1,442

Other-than-temporary impairment credit losses
on securities not previously OTTI	95

Increases for additional credit losses on securities
previously determined to be OTTI	191

Reduction for increases in cash flows	-

Reduction for realized losses	(165)

Ending balance of cumulative credit losses recognized in earnings	$1,563

   *- The beginning balance includes credit related losses included in OTTI charges recognized on debt securities.

Beginning balance of credit losses at October 1, 2009*	$1,344

Other-than-temporary impairment credit losses on securities not previously OTTI	88

Increases for additional credit losses on securities previously determined to be OTTI	99

Reduction for increases in cash flows	(10)

Reduction for realized losses	(79)

Ending balance of cumulative credit losses recognized in earnings	$1,442

The amount of other-than-temporary impairment credit losses on securities for which we had previously recognized OTTI amounted to $191 and the amount related to losses on securities with no previous losses amounted to $95 at September 30, 2011.  Debt securities with unrealized losses are reviewed for OTTI at each reporting period. Management monitors these securities for evidence of credit deterioration that could indicate that an OTTI has occurred.  Among other factors, changes in the security’s credit rating from a credit rating agency are considered as evidence of potential credit deterioration.  For securities that have indications of credit related impairment, management analyzes future expected cash flows to determine if any credit related impairment is evident. Estimated cash flows are determined  using management’s best estimate of future cash flows based on specific assumptions.  The assumptions used to determine the cash flows were based on estimates of loss severity, credit default, and prepayment speeds.  For each security, these assumptions were developed by taking the trailing six month historical average rate for the security.

Gains on sale of available for sale securities of $96, $108 and $76 were realized on sales of securities in the years ended September 30, 2011, 2010, and 2009 respectively.  Proceeds of $232, $577 and $201 were received from the sale of securities during the twelve months ended September 30, 2011, 2010, and 2009 respectively.  There were no losses on available for sale securities at September 30, 2011, 2010 and 2009.

Non-credit related OTTI losses in accumulated other comprehensive income were $534 as of September 30, 2011 and $648 as of September 30, 2010.  These losses were related to investments in private label CMOs.